Earnings Per Share - Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [abstract]
Net loss	$ (17,338)	$ (39,667)
Weighted average number of common shares outstanding (in shares)	58,209,375	56,399,499
Basic and diluted loss per share (in CAD per share)	$ (0.30)	$ (0.70)